Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Year-end spot rate [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	$ 1	¥ 7.0798	$ 1	¥ 6.8972	$ 1	¥ 6.3614
Average rate [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates [Line Items]
Foreign currency translation	$ 1	¥ 7.0748	$ 1	¥ 6.729	$ 1	¥ 6.449